Fair Value Measurements (Details) (USD $)	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair value measurements
Derivative assets	$ 198,000				$ 116,394,000				$ 70,000		$ 198,000	$ 116,394,000
Derivative liabilities	(31,756,000)				(56,244,000)				(23,910,000)		(31,756,000)	(56,244,000)
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Impairment Charges	(57,300,000)	(1,525,300,000)	(43,800,000)	(111,100,000)	(773,000,000)	(480,100,000)	(61,200,000)	(348,900,000)	(190,721,000)	(1,680,213,000)	(1,737,508,000)	(1,663,189,000)	(86,332,000)
Recurring basis | Level 2
Fair value measurements
Derivative assets	198,000				116,394,000				70,000		198,000	116,394,000
Derivative liabilities	(31,756,000)				(56,244,000)				(23,910,000)		(31,756,000)	(56,244,000)
Total	(31,558,000)				60,150,000				(23,840,000)		(31,558,000)	60,150,000
CVA and MVA adjustments	6,400,000				800,000				600,000		6,400,000	800,000
Recurring basis | Fair Value
Fair value measurements
Derivative assets	198,000								70,000		198,000
Derivative liabilities	(31,756,000)								(23,910,000)		(31,756,000)
Total	(31,558,000)								(23,840,000)		(31,558,000)
Non-recurring basis | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period									460,599,000
Impairment Charges									(190,721,000)
Sales									(23,188,000)
Other Adjustments									(11,286,000)
Book Value at end of the period									235,404,000
Non-recurring basis | Flight equipment under operating lease | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period									460,599,000
Impairment Charges									(190,721,000)
Sales									(22,562,000)
Other Adjustments									(8,319,000)
Book Value at end of the period									136,324,000
Addition of an aircraft through the exercise of an option and an engine exchange transaction									53,408,000
Non-recurring basis | Flight equipment under operating lease | Aircraft parts | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications									(102,673,000)
Non-recurring basis | Flight equipment held for sale | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Sales									(626,000)
Other Adjustments									(2,967,000)
Book Value at end of the period									37,105,000
Non-recurring basis | Flight equipment held for sale | Aircraft parts | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications									40,698,000
Non-recurring basis | Lease receivables and other assets | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at end of the period									34,677,000
Non-recurring basis | Lease receivables and other assets | Aircraft parts | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications									34,677,000
Non-recurring basis | Net investment in finance and sales-type leases | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at end of the period									27,298,000
Non-recurring basis | Net investment in finance and sales-type leases | Aircraft parts | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications									$ 27,298,000